UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07678

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary American Municipal Income Portfolio Inc. 800 Nicollet Mall, BC-MN-H04N Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: August 31

Date of reporting period: June 30, 2012

Item 1: Proxy Voting Record

***************************** FORM N-PX REPORT *****************************

ICA File Number: 811-07678

Reporting Period: July 1, 2011 – June 30, 2012

American Municipal Income Portfolio Inc.

=================== American Municipal Income Portfolio Inc. ===================

ILLINOIS FIN AUTH REV

Ticker:		Security ID:	45200F4S5
Meeting Date:	APR 18, 2012	Meeting Type:	Written Consent
Record Date:	MAR 23, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	To Accept The Plan	None	For	Management

2	Opt Out Release	None	Abstain	Management

____________________________________________________________________________________________________________

ILLINOIS FIN AUTH REV

Ticker:		Security ID:	45200F4X4
Meeting Date:	APR 18, 2012	Meeting Type:	Written Consent
Record Date:	MAR 23, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	To Accept The Plan	None	For	Management

2	Opt Out Release	None	Abstain	Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ ERIC J. THOLE
Eric J. Thole
Vice President

Date:	August 16, 2012

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